                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4018

                      (Investment Company Act File Number)

                           Federated High Yield Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  2/29/08

              Date of Reporting Period:  Six months ended 8/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated High Yield Trust

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2007		2007	2006	2005		2004	2003
Net Asset Value, Beginning of Period	$6.16		$5.97	$6.23	$6.04		$5.43	$5.81
Income From Investment Operations:
Net investment income	0.22		0.42 [1]	0.44	0.49		0.48	0.52
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and swap contracts	(0.25)		0.23	(0.24)	0.19		0.61	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)		0.65	0.20	0.68		1.09	0.14
Less Distributions:
Distributions from net investment income	(0.22)		(0.46)	(0.46)	(0.49)		(0.48)	(0.52)
Net Asset Value, End of Period	$5.91		$6.16	$5.97	$6.23		$6.04	$5.43
Total Return [2]	(0.51)%		11.43%	3.48%	11.74	% [3]	20.68%	2.73%

Ratios to Average Net Assets:
Net expenses	0.99	% [4]	0.96%	0.97%	0.94%		0.96%	0.95%
Net investment income	7.06	% [4]	7.05%	7.45%	7.46%		7.71%	9.08%
Expense waiver/reimbursement [5]	0.23	% [4]	0.25%	0.23%	0.28%		0.20%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$234,595		$275,294	$289,577	$409,355		$497,313	$519,838
Portfolio turnover	23%		42%	28%	48%		68%	64%
Redemption fees consisted of the following per share amounts	$0.00	[6]	$0.00 [6]	$0.01	$0.00	[6]	--	--

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.34% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$ 994.90	$4.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.21	$5.04

1 Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Media--Non-cable	9.8%
Industrial--Other	7.2%
Health Care	7.1%
Food & Beverage	6.4%
Utility--Natural Gas	5.5%
Chemicals	5.1%
Technology	5.0%
Consumer Products	4.9%
Utility--Electric	4.9%
Gaming	4.8%
Energy	3.8%
Automotive	3.5%
Retailers	3.5%
Wireless Communications	3.3%
Other [2]	22.3%
Cash Equivalents [3]	1.1%
Other Assets and Liabilities--Net [4]	1.8%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007 (unaudited)

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--94.3%
		Aerospace/Defense--2.2%
$575,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$564,937
675,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	661,500
850,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%, 4/1/2015	830,875
325,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A, 9.75%, 4/1/2017	322,562
1,000,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	970,000
850,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	809,625
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	559,187
375,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	378,750
		TOTAL	5,097,436
		Automotive--3.5%
525,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	456,750
1,150,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	868,250
1,250,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 1/13/2012	1,145,782
1,200,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	1,094,874
400,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	395,186
1,100,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,016,711
2,025,000		General Motors Corp., Deb., 7.40%, 9/1/2025	1,488,375
500,000		General Motors Corp., Note, 8.375%, 7/15/2033	403,750
300,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	298,500
1,050,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,055,250
		TOTAL	8,223,428
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Building Materials--1.1%
$341,000		Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012	$335,032
275,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	273,625
100,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	100,500
500,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	445,000
300,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	189,000
400,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	348,000
850,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	811,750
200,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	197,250
		TOTAL	2,700,157
		Chemicals--5.1%
975,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	894,562
1,525,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	1,593,625
550,000		Equistar Chemicals LP, Company Guarantee, 6.875%, 6/15/2017	598,125
486,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	506,655
800,000		Equistar Chemicals LP, Sr. Unsecd. Note, 8.25%, 9/15/2016	900,000
1,125,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,220,625
1,025,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,071,125
603,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	630,135
275,000	[1,2]	Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014	281,188
525,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	540,750
1,375,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,412,813
800,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	716,000
800,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	772,000
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	450,277
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	326,456
		TOTAL	11,914,336
		Construction Machinery--0.0%
5,525,000	[3,4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Consumer Products--4.9%
$1,150,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	$994,750
276,737		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012	278,812
450,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	438,750
675,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	641,250
750,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	703,125
1,000,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	940,000
1,850,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,706,625
1,525,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,536,437
300,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	262,500
1,325,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,364,750
600,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	589,500
1,100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	863,500
1,225,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,231,125
		TOTAL	11,551,124
		Energy--3.8%
975,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	897,000
1,000,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	965,000
275,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	270,187
375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	383,437
100,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	101,000
325,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	329,875
325,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	318,500
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	507,937
525,000	[1,2]	Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	507,937
675,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	649,687
400,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	407,000
225,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	210,375
475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	439,375
925,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	859,365
400,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	366,000
650,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	620,750
125,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	120,625
400,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	404,000
450,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	456,750
		TOTAL	8,814,800
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Entertainment--1.2%
$1,150,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	$1,069,500
650,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012	620,750
975,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,028,625
		TOTAL	2,718,875
		Environmental--1.3%
1,350,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	1,350,000
825,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	804,375
250,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	270,625
488,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	534,360
		TOTAL	2,959,360
		Financial Institutions--1.8%
700,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	661,500
1,600,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,428,182
1,600,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,440,970
775,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	730,437
		TOTAL	4,261,089
		Food & Beverage--6.4%
1,800,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,665,000
650,000		Aramark Corp., Floating Rate Note - Sr. Note, 8.8562484%, 2/1/2015	646,750
575,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	575,719
1,000,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	985,000
275,000	[1,2]	Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	268,125
675,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	658,125
775,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	771,125
925,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	855,625
1,550,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	1,480,250
900,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	814,500
1,150,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,144,250
825,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	804,375
900,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	906,750
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Food & Beverage--continued
$675,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	$626,063
675,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	617,625
1,450,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,402,875
650,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	656,500
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	252,500
		TOTAL	15,131,157
		Gaming--4.8%
525,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	452,812
625,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	637,500
550,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	530,750
850,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	663,000
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	902,250
2,400,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	2,214,000
725,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	719,563
1,000,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	1,015,000
275,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	276,375
650,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	656,500
675,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	680,063
675,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	679,219
375,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	371,250
650,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	653,250
825,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	802,313
		TOTAL	11,253,845
		Health Care--7.1%
525,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	559,125
650,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	604,500
675,000		Advanced Medical Optics, Inc., Company Guarantee, 7.50%, 5/1/2017	619,313
550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	508,750
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	927,500
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Health Care--continued
$375,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	$306,562
1,225,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	955,500
1,825,000	[1,2]	HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016	1,879,750
2,200,000	[1,2]	HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	2,279,750
1,075,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,134,125
825,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	773,438
325,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	320,125
600,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	591,000
575,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	549,125
175,000		United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017	168,000
200,000	[1,2]	Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759375%, 6/1/2015	194,000
175,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	167,125
800,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	752,000
800,000	[1,2]	Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015	748,000
450,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	435,375
900,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	879,750
175,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	171,063
425,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	426,063
845,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	790,075
		TOTAL	16,740,014
		Industrial - Other--7.2%
1,375,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,347,500
575,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	560,625
950,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	935,750
775,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	804,062
400,000	[1,2]	Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	390,000
550,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	566,500
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Industrial - Other--continued
$275,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 9.235%, 12/15/2013	$270,875
475,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	467,875
1,225,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,270,937
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 7.735%, 4/1/2015	633,750
325,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	316,875
725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	732,250
800,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	788,000
1,450,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,370,250
250,000	[1,2]	Mueller Water Products, Inc., Sr. Sub. Note, 7.375%, 6/1/2017	238,750
900,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	929,250
575,000	[1,2]	Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	565,656
1,249,008		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	1,345,806
575,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	552,000
875,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	875,000
625,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	503,125
775,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	773,063
675,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	659,813
		TOTAL	16,897,712
		Lodging--1.1%
425,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	426,062
800,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	780,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	415,437
625,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	617,624
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	268,658
		TOTAL	2,507,781
		Media - Cable--1.4%
2,050,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	2,080,750
950,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,009,375
225,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	206,438
		TOTAL	3,296,563
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Media - Non-Cable--9.8%
$1,038,768		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	$1,106,288
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	418,000
1,175,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	1,192,625
325,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	325,406
1,170,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,213,875
325,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	301,437
1,325,000		Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011	1,305,125
1,175,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	1,166,187
1,900,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	1,997,375
1,300,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	1,059,500
900,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	910,125
950,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	912,000
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	408,000
600,000	[1,2]	Local TV Finance LLC/Local TV Finance Corp., Sr. Unsecd. Note, 9.25%, 6/15/2015	552,000
550,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	563,750
825,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	843,563
675,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	645,469
800,000		R.H. Donnelly Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	758,000
850,000		R.H. Donnelly Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016	875,500
2,134,000		R.H. Donnelly Corp., Sr. Sub. Note, Series B, 9.875%, 8/15/2013	2,262,040
308,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	336,875
625,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	540,625
1,150,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,155,750
225,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	215,438
1,150,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, Series 144A, 8.50%, 12/1/2014	1,501,965
400,000		XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014	382,000
		TOTAL	22,948,918
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Metals & Mining--1.1%
$600,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	$574,500
500,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	468,750
750,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	800,625
650,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	633,750
		TOTAL	2,477,625
		Packaging--1.5%
925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	888,000
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,052,625
1,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,141,875
400,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	408,000
411,058	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	19,073
		TOTAL	3,509,573
		Paper--1.0%
1,350,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,370,250
1,050,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,102,500
		TOTAL	2,472,750
		Restaurants--0.7%
625,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	600,000
425,000		El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013	435,625
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 7.86%, 3/15/2014	560,625
		TOTAL	1,596,250
		Retailers--3.5%
250,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	236,562
500,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 7.36%, 4/15/2013	472,500
1,000,000	[1,2]	Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017	745,000
1,300,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,280,500
1,191,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	1,113,585
775,000	[1,2]	General Nutrition Center, Floating Rate Note - Sr. Note, 9.79625%, 3/15/2014	740,125
1,375,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	1,258,125
800,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	780,000
1,100,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	990,000
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	648,000
		TOTAL	8,264,397
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Services--0.8%
$1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	$1,275,000
575,000		West Corp., Sr. Note, 9.50%, 10/15/2014	580,750
		TOTAL	1,855,750
		Technology--5.0%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	954,062
375,000	[1,2]	CHR Intermediate Holding Corp., Floating Rate Note - Sr. Note, 12.61%, 6/1/2013	373,594
700,000	[1,2]	Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014	836,500
525,000		Deluxe Corp., 5.125%, 10/1/2014	454,125
100,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	99,000
675,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	626,062
425,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	263,500
1,075,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,026,625
800,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	800,000
950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,007,000
850,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	822,375
422,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.86%, 4/1/2012	445,210
1,250,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	1,296,875
1,025,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,060,875
1,175,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	1,232,340
350,000		Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016	354,389
		TOTAL	11,652,532
		Textile--0.3%
675,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	705,375
		Tobacco--0.5%
1,225,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	1,294,948
		Transportation--1.1%
4,950,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
475,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	474,406
725,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	754,000
900,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	976,500
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	322,563
3,125,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	2,527,469
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Electric--4.9%
$250,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	$249,662
950,000	[1,2]	Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	883,500
775,000	[1,2]	Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017	736,250
1,825,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,847,812
372,360	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	374,311
975,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	994,500
850,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	837,250
1,500,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,485,000
125,000		Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012	129,828
375,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	369,878
475,000		Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	483,045
300,000		Northwestern Corp., Note, 5.875%, 11/1/2014	291,578
1,275,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	1,358,964
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	604,381
275,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	279,580
675,000		TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014	557,126
		TOTAL	11,482,665
		Utility - Natural Gas--5.5%
1,225,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,182,125
525,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	525,367
1,425,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,325,250
1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,008,000
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	198,074
750,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	770,927
552,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	571,320
800,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	806,086
800,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	772,000
1,300,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,517,069
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$850,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	$920,775
925,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	1,042,938
250,000		Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016	253,125
1,875,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,001,563
		TOTAL	12,894,619
		Wireless Communications--3.3%
300,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.11%, 1/1/2013	309,000
700,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	735,000
596,766	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	546,817
650,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	664,625
400,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	396,000
675,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	668,250
1,400,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	1,407,775
1,275,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	1,292,312
150,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	159,158
575,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	606,781
925,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	994,397
		TOTAL	7,780,115
		Wireline Communications--2.4%
950,000		Citizens Communications Co., 9.00%, 8/15/2031	938,125
3,175,000		Qwest Corp., Note, 8.875%, 3/15/2012	3,452,813
725,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	749,215
475,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	498,750
		TOTAL	5,638,903
		TOTAL CORPORATE BONDS (IDENTIFIED COST $238,766,930)	221,169,566
Shares			Value in U.S. Dollars
		COMMON STOCKS--0.7%
		Chemicals--0.5%
395	[3]	General Chemical Industrial Products, Inc.	$683,176
169	[3]	General Chemical Industrial Products, Inc., Warrants	228,748
228	[3]	General Chemical Industrial Products, Inc., Warrants	349,782
		TOTAL	1,261,706
		Industrial - Other--0.1%
214,806	[1,3]	ACP Holdings Corp., Warrants	284,618
		Media - Cable--0.1%
12,520		Virgin Media, Inc.	297,976
		Media - Non-Cable--0.0%
2,200	[3]	XM Satellite Radio, Inc., Warrants	4,125
22,000	[3]	Ziff Davis Media, Inc., Warrants	220
		TOTAL	4,345
		Metals & Mining--0.0%
138,395	[1,3]	Royal Oak Mines, Inc.	2,145
		Other--0.0%
469	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
5	[1,3]	Pliant Corp.	0
45,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,780,137)	1,850,790
		PREFERRED STOCKS--0.0%
		Media - Non-Cable--0.0%
120	[3]	Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)	3,000
Shares			Value in U.S. Dollars
		MUTUAL FUNDS--3.2% [5]
178,165		Federated Max-Cap Index Fund, Institutional Shares	$4,840,751
2,579,643		Prime Value Obligations Fund, Institutional Shares, 5.33% [6]	2,579,643
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $7,279,643)	7,420,394
		TOTAL INVESTMENTS--98.2% (IDENTIFIED COST $252,826,710) [7]	230,443,750
		OTHER ASSETS AND LIABILITIES - NET--1.8%	4,150,965
		TOTAL NET ASSETS--100%	$234,594,715

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $38,057,886, which represented 16.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At August 31, 2007, these liquid restricted securities amounted to $37,752,050, which represented 16.1% of total net assets.

3 Non-income-producing security.

4 Principal amounts and interest was not paid upon final maturity.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $253,911,191.

At August 31, 2007, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
9/5/2007	1,073,000 Euro Dollars	$1,470,632	$1,462,028	$8,604

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $7,420,394 of investments in affiliated issuers (Note 5) (identified cost $252,826,710)		$230,443,750
Cash denominated in foreign currencies (identified cost $1,961)		1,954
Income receivable		4,631,073
Receivable for investments sold		301,706
Receivable for shares sold		74,392
Receivable for foreign currency exchange contracts		8,604
TOTAL ASSETS		235,461,479
Liabilities:
Payable for shares redeemed	$476,570
Income distribution payable	269,504
Payable for shareholder services fee (Note 5)	66,183
Payable for transfer and dividend disbursing agent fees and expenses	48,243
Accrued expenses	6,264
TOTAL LIABILITIES		866,764
Net assets for 39,713,900 shares outstanding		$234,594,715
Net Assets Consist of:
Paid-in capital		$545,508,926
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency transactions		(22,374,470)
Accumulated net realized loss on investments, options, foreign currency transactions and swap contracts		(288,463,763)
Distributions in excess of net investment income		(75,978)
TOTAL NET ASSETS		$234,594,715
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value and offering price per share ($234,594,715 ÷ 39,713,900 shares outstanding), no par value, unlimited shares authorized		$5.91
Redemption proceeds per share (98/100 of $5.91) [1]		$5.79

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2007 (unaudited)

Investment Income:
Dividends (including $67,932 received from affiliated issuers (Note 5)			$68,558
Interest			10,488,630
TOTAL INCOME			10,557,188
Expenses:
Investment adviser fee (Note 5)		$981,571
Administrative personnel and services fee (Note 5)		103,465
Custodian fees		8,533
Transfer and dividend disbursing agent fees and expenses		78,301
Directors'/Trustees' fees		8,277
Auditing fees		12,323
Legal fees		3,918
Portfolio accounting fees		47,833
Shareholder services fee (Note 5)		305,985
Share registration costs		15,403
Printing and postage		17,576
Insurance premiums		3,722
Miscellaneous		5,481
TOTAL EXPENSES		1,592,388
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(293,527)
Waiver of administrative personnel and services fee	(3,737)
TOTAL WAIVERS AND REIMBURSEMENT		(297,264)
Net expenses			1,295,124
Net investment income			9,262,064
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Swap Contacts:
Net realized loss on investments and foreign currency transactions			(299,275)
Net realized loss on swap contracts			(63,750)
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency transactions			(9,914,865)
Net change in unrealized depreciation of swap contracts			32,700
Net realized and unrealized loss on investments, foreign currency transactions and swap contracts			(10,245,190)
Change in net assets resulting from operations			$(983,126)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2007	Year Ended 2/28/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,262,064	$19,810,723	[1]
Net realized loss on investments, options, foreign currency transactions and swap contracts	(363,025)	(1,836,363	) [1]
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency transactions and swap contacts	(9,882,165)	11,025,001	[1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(983,126)	28,999,361
Distributions to Shareholders:
Distributions from net investment income	(9,428,246)	(20,767,028)
Share Transactions:
Proceeds from sale of shares	21,909,213	53,498,378
Net asset value of shares issued to shareholders in payment of distributions declared	7,733,092	16,501,009
Cost of shares redeemed	(59,939,576)	(92,530,387)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,297,271)	(22,531,000)
Redemption fees:	9,037	16,234
Change in net assets	(40,699,606)	(14,282,433)
Net Assets:
Beginning of period	275,294,321	289,576,754
End of period (including undistributed (distributions in excess of) net investment income of $(75,978) and $90,204, respectively)	$234,594,715	$275,294,321

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended February 28, 2007, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007 (unaudited)

1. ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e. the obligations are subject to the risk of default). The Fund offers one class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net receivable/payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the six months ended August 31, 2007, the Fund had net realized losses on swap contracts of $63,750.

At August 31, 2007, the Fund had no outstanding swap contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$ 0
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903
Pliant Corp.	7/18/2006	$ 0
Royal Oaks Mines, Inc.	7/31/1998 - 2/24/1999	$ 15,376
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$2,121,618
Russell Stanley Holdings, Inc.	11/9/2001	$ 0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2007	Year Ended 2/28/2007
Shares sold	3,589,404	8,901,231
Shares issued to shareholders in payment of distributions declared	1,276,504	2,754,788
Shares redeemed	(9,867,475)	(15,482,825)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,001,567)	(3,826,806)

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended August 31, 2007, the redemption fees for the Fund's Shares amounted to $9,037. For the year ended February 28, 2007, the redemption fees for the Fund's Shares amounted to $16,234.

4. FEDERAL TAX INFORMATION

At August 31, 2007, the cost of investments for federal tax purposes was $253,911,191. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $23,467,441. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,085,004 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,552,445.

At February 28, 2007, the Fund had a capital loss carryforward of $275,253,957 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 7,702,053
2009	$ 35,176,615
2010	$ 92,960,310
2011	$ 94,995,842
2012	$ 36,932,748
2014	$ 4,449,545
2015	$ 3,036,844

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2007, the Adviser voluntarily waived $292,370 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended August 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,737 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial Intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended August 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $645 of Service Fees for the six months ended August 31, 2007.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.99% for the fiscal year ending February 29, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after April 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six-months ended August 31, 2007, the Adviser reimbursed $1,157 in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended August 31, 2007, were as follows:

Affiliates	Balance of Shares Held 2/28/2007	Purchase/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	37,053,796	34,474,153	2,579,643	$2,579,643	$67,932
Federated Max-Cap Index Fund, Institutional Shares	--	178,165	--	178,165	4,840,751	--
TOTAL OF AFFILIATED TRANSACTIONS	--	37,231,961	34,474,153	2,757,808	$7,420,394	$67,932

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2007, were as follows:

Purchases	$57,779,610
Sales	$77,354,878

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the six months ended August 31, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of August 31, 2007, there were no outstanding loans. During the six months ended August 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED HIGH YIELD TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED HIGH YIELD TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007